Elkhorn Securities, LLC
24F-2 REPORT

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.	Name and address of issuer:
	Elkhorn Securities, LLC 207 Reber St. Suite #201 Wheaton, IL 60187
2.	The name of each series or class of securities for which this form is filed: Elkhorn Unit Trust, Series 5
3.	Investment Company Act File Number: 811-22925
	Securities Act File Number: 333-204680
4(a).	Last day of fiscal year for which this notice is filed: December 31, 2016
4(b). [ ]	Check box if this Form is being file late
4(c). [ ]	Check box if this is the last time the issuer will be filing this form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during fiscal year pursuant to section 24(f):				$404,516.36
	(ii)	Aggregate price of securities redeemed repurchased during the fiscal year:	$1,221,684.46
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Comission:	$-
	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-		$1,221,684.46
	(v)	Net Sales -- if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$(817,168.10)
	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item (5i)]:	$817,168.10
	(vii)	Multiplier for determining registration fee (see Instruction C.9):			x $	0.0001159
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			= $	-

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under The Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount Of securities (number of shares or other units) deducted here: $   -   .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in the future fiscal years, then state that number here: $   -

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
	+ $	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
	= $	-

9.	Date the registration fee and any interest payment was sent to the Comission’s lockbox depository: N/A
Method of Deliver:
	[ ]	Wire Transfer
	[ ]	Mail or other means

SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By Elkhorn Securities, LLC Depositor

By /s/ Phil Ziesemer
Phil Ziesemer CFO & COO

March 29, 2017